DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table presents the operating and investing cash flows of our discontinued Hexis business for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Year ended December 31,
	2015	2014	2013
Non-Cash Operating Items
Depreciation and amortization expense	$6,885	$6,557	$4,661
Impairment of goodwill	8,000	—	—
Loss on disposal of long-lived assets	1,148	—	—
Cash Flows from Investing Activities
Acquisitions, net of cash acquired	(240)	(2,940)	—
Purchases of property and equipment	(838)	(3,954)	(1,298)
Capitalized software development costs	—	—	(2,716)
The following table provides a summary of the operating results of Hexis, which we have reflected as discontinued operations for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Year ended December 31,
	2015	2014	2013
Revenues	$13,875	$11,324	$9,823
Costs of Revenues, excluding amortization	4,014	2,493	1,840
Operating expenses	40,395	36,509	19,025
Impairment of goodwill	8,000	—	—
Intangible amortization expense	4,362	4,425	4,125
Loss before Income Taxes from Discontinued Operations	$(42,896)	$(32,103)	$(15,167)
Income Tax Expense (Benefit), net on Discontinued Operations	(14,184)	(11,978)	(6,910)
Loss on Discontinued Operations	$(28,712)	$(20,125)	$(8,257)
The following table summarizes the aggregate carrying amounts of the major classes of Hexis assets and liabilities included in discontinued operations as of December 31, 2015 and December 31, 2014 (in thousands):

	December 31, 2015	December 31, 2014
Receivables	$5,256	$3,882
Inventories, net	2,164	650
Prepaid expenses	345	451
Property and equipment, net	5,341	6,862
Goodwill	7,467	15,467
Other intangibles, net	2,600	8,124
Total assets classified as held for sale:	$23,173	$35,436

Accounts payable and other accrued expenses	$3,686	$2,606
Deferred revenue	3,398	3,929
Total liabilities held for sale	$7,084	$6,535